Employee Benefits (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Director [Member]
Employee Benefits [Line Items]
Salaries, fees and other emoluments	RM 1,574,718	RM 1,898,685	RM 1,546,417